Income Taxes - Components of Income Tax Benefit (Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal		$ 31
State and local	$ (113)	202
Foreign	(115)	(141)
Current income tax provision (benefit)	(228)	92
Deferred:
Federal	(23)	1,963
State and local	71	870
Foreign	143	128
Deferred income tax (provision) benefit	191	2,961
Income tax (provision) benefit , net	$ (37)	$ 3,053